Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Global Technology Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class A
Trading Symbol	CTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's
Discussion of Fund Performance
The performance of Class A shares for the period presented is shown
in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology sector, particularly in the semiconductors
sub-sector, and the communication
services
and consumer discretionary sectors boosted the Fund’s performance most during the annua
l period.
Allocations
| Larger allocations to the communication services sector and smaller allocations to the technology/hardware/storage & peripherals and IT services sub-sectors of the information technology sector buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in semiconductor companies NVIDIA Corporation and Broadcom Inc.; tech company Microsoft Corporation; leading semiconductor manufacturer Taiwan Semiconductor Manufacturing Co.; and social media company Meta Platforms, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the software sub-sector of the information technology sector hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the semiconductors and communications equipment sub-sectors of information technology detracted from Fund performance.
Individual holdings
| Fund positions in Adobe Inc., a provider of digital marketing and media solutions; Apple Inc., leading manufacturer of smartphones, PCs and wearables; ASML Holding, producer of advanced semiconductor equipment systems; Accenture Plc, a global technology services company; andTrade Desk, operates a cloud-based ad-buying platform, were among the top detractors during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	23.39	16.07	21.25
Class A (including sales charges)	16.29	14.70	20.53
S&P Global 1200 Information Technology Index (Net)	20.80	18.47	22.21
MSCI ACWI Index (Net)	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,072,627,754
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 28,414,777
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,072,627,754
Total number of portfolio holdings	102
Management services fees (represents 0.79% of Fund average net assets)	$ 28,414,777
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%

Columbia Global Technology Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class C
Trading Symbol	CTHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 212	1.91%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
|
Selections
in
the information technology sector, particularly in the semiconductors sub-sector, and the communication services and consumer discretionary sectors boosted the Fund’s performance most during the annual period.
Allocations
| Larger allocations to the communication services sector and smaller allocations to the technology/hardware/storage & peripherals and IT services sub-sectors of the information technology sector buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in semiconductor companies NVIDIA Corporation and Broadcom Inc.; tech company Microsoft Corporation; leading semiconductor manufacturer Taiwan Semiconductor Manufacturing Co.; and social media company Meta Platforms, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the software sub-sector of the information technology sector hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the semiconductors and communications equipment sub-sectors of information technology detracted from Fund performance.
Individual holdings
| Fund positions in Adobe Inc., a provider of digital marketing and media solutions; Apple Inc., leading manufacturer of smartphones, PCs and wearables; ASML Holding, producer of advanced semiconductor equipment systems; Accenture Plc, a global technology services company; andTrade Desk, operates a cloud-based ad-buying platform, were among the top detractors during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	22.47	15.20	20.34
Class C (including sales charges)	21.47	15.20	20.34
S&P Global 1200 Information Technology Index (Net)	20.80	18.47	22.21
MSCI ACWI Index (Net)	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,072,627,754
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 28,414,777
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,072,627,754
Total number of portfolio holdings	102
Management services fees (represents 0.79% of Fund average net assets)	$ 28,414,777
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%

Columbia Global Technology Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional Class
Trading Symbol	CMTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Tot al Ret
urns table.
Top Performance Contributors
Stock selection
| Selections in the information technology sector, particularly in the semiconductors sub-sector, and the communication services and consumer discretionary sectors boosted the Fund’s performance most during the annual period.
Allocations
| Larger allocations to the communication services sector and smaller allocations to the technology/hardware/storage & peripherals and IT services sub-sectors of the information technology sector buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in semiconductor companies NVIDIA Corporation and Broadcom Inc.; tech company Microsoft Corporation; leading semiconductor manufacturer Taiwan Semiconductor Manufacturing Co.; and social media company Meta
Platforms
, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the software sub-sector of the information technology sector hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the semiconductors and communications equipment sub-sectors of information technology detracted from Fund performance.
Individual holdings
| Fund positions in Adobe Inc., a provider of digital marketing and media solutions; Apple Inc., leading manufacturer of smartphones, PCs and wearables; ASML Holding, producer of advanced semiconductor equipment systems; Accenture Plc, a global technology services company; andTrade Desk, operates a cloud-based ad-buying platform, were among the top detractors during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	23.71	16.36	21.55
S&P Global 1200 Information Technology Index (Net)	20.80	18.47	22.21
MSCI ACWI Index (Net)	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,072,627,754
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 28,414,777
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,072,627,754
Total number of portfolio holdings	102
Management services fees (represents 0.79% of Fund average net assets)	$ 28,414,777
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%

Columbia Global Technology Growth Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CTHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology sector, particularly in the semiconductors su
b-secto
r, and the communication
services
and
consumer
discretionary sectors boosted the Fund’s performance most during the annual period.
Allocations
| Larger allocations to the communication services sector and smaller allocations to the technology/hardware/storage & peripherals and IT services sub-sectors of the information technology sector buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in semiconductor companies NVIDIA Corporation and Broadcom Inc.; tech company Microsoft Corporation; leading semiconductor manufacturer Taiwan Semiconductor Manufacturing Co.; and social media company Meta Platforms, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the software sub-sector of the information technology sector hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the semiconductors and communications equipment sub-sectors of information technology detracted from Fund performance.
Individual holdings
| Fund positions in Adobe Inc., a provider of digital marketing and media solutions; Apple Inc., leading manufacturer of smartphones, PCs and wearables; ASML Holding, producer of advanced semiconductor equipment systems; Accenture Plc, a global technology services company; andTrade Desk, operates a cloud-based ad-buying platform, were among the top detractors during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	23.76	16.42	21.63
S&P Global 1200 Information Technology Index (Net)	20.80	18.47	22.21
MSCI ACWI Index (Net)	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,072,627,754
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 28,414,777
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,072,627,754
Total number of portfolio holdings	102
Management services fees (represents 0.79% of Fund average net assets)	$ 28,414,777
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%

Columbia Global Technology Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3
Class
shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
|
Selections
in the information technology sector, particularly in the semiconductors sub-sector, and the communication services and consumer discretionary sectors boosted the Fund’s performance most during t
he annual period.
Allocations
| Larger allocations to the communication services sector and smaller allocations to the technology/hardware/storage & peripherals and IT services sub-sectors of the information technology sector buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in semiconductor companies NVIDIA Corporation and Broadcom Inc.; tech company Microsoft Corporation; leading semiconductor manufacturer Taiwan Semiconductor Manufacturing Co.; and social media company Meta Platforms, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the software sub-sector of the information technology sector hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the semiconductors and communications equipment sub-sectors of information technology detracted from Fund performance.
Individual holdings
| Fund positions in Adobe Inc., a provider of digital marketing and media solutions; Apple Inc., leading manufacturer of smartphones, PCs and wearables; ASML Holding, producer of advanced semiconductor equipment systems; Accenture Plc, a global technology services company; andTrade Desk, operates a cloud-based ad-buying platform, were among the top detractors during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	23.82	16.48	21.69
S&P Global 1200 Information Technology Index (Net)	20.80	18.47	22.21
MSCI ACWI Index (Net)	15.79	12.00	11.10
(a)
The returns shown for periods prior to March 1, 2016 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,072,627,754
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 28,414,777
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,072,627,754
Total number of portfolio holdings	102
Management services fees (represents 0.79% of Fund average net assets)	$ 28,414,777
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%

Columbia Global Technology Growth Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class S
Trading Symbol	CGTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of October 2, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 93 (a)	0.92% (b)
(a)
Based on operations from October 2, 2024 (
commencement
of operations) through the stated period end. Had the class been open for the entire reporting period, expenses
shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 93	[1]
Expense Ratio, Percent	0.92%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology sector, particularly in the semiconductors sub-sector, and the communication services and consumer discretionary sectors boosted the Fund’s performance most during the annual period.
Allocations
| Larger allocations to the communication services sector and smaller allocations to the technology/hardware/storage & peripherals and IT services sub-sectors of the information technology sector buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in semiconductor companies NVIDIA Corporation and Broadcom Inc.; tech company Microsoft Corporation; leading semiconductor manufacturer Taiwan Semiconductor Manufacturing Co.; and social media company Meta Platforms, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the software sub-sector of the information technology sector hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the semiconductors and communications equipment sub-sectors of information technology detracted from Fund performance.
Individual holdings
| Fund positions in Adobe Inc., a provider of digital marketing and media solutions; Apple Inc., leading manufacturer of smartphones, PCs and wearables; ASML Holding, producer of advanced semiconductor equipment systems; Accenture Plc, a global technology services company; andTrade Desk, operates a cloud-based ad-buying platform, were among the top detractors during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	23.71	16.36	21.55
S&P Global 1200 Information Technology Index (Net)	20.80	18.47	22.21
MSCI ACWI Index (Net)	15.79	12.00	11.10
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,072,627,754
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 28,414,777
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,072,627,754
Total number of portfolio holdings	102
Management services fees (represents 0.79% of Fund average net assets)	$ 28,414,777
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	16.1%
Microsoft Corp.	9.1%
Broadcom, Inc.	8.3%
Apple, Inc.	7.6%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Meta Platforms, Inc., Class A	2.9%
Lam Research Corp.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Synopsys, Inc.	2.2%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized